Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

NOTE 10. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

The control number for determining whether including potential common stock in the diluted EPS computation would be antidilutive is net income. As a result, if there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 33,911,991 were issued and outstanding at June 30, 2020 and 2019, respectively. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 21,700,000 and 3,000,000 were issued and outstanding at June 30, 2020 and 2019, respectively.

The calculations of basic and diluted EPS, are as follows:

	June 30, 2020	June 30, 2019
Basic and diluted loss per common share:
Net loss	$(2,118,211)	$(1,102,961)
Basic weighted average shares outstanding	355,863,427	315,825,288
Basic and diluted loss per common share:	$(0.01)	$(0.00)

NOTE 11. EARNINGS (LOSS) PER SHARE

Basic earnings per common share (“EPS”) applicable to common stockholders is computed by dividing earnings applicable to common stockholders by the weighted-average number of common shares outstanding.

The control number for determining whether including potential common stock in the diluted EPS computation would be antidilutive is net income. As a result, if there is a loss from operations, diluted EPS is computed in the same manner as basic EPS is computed. Similarly, if the Company has net income but its preferred dividend adjustment made in computing income available to common stockholders results in a net loss available to common stockholders, diluted EPS would be computed in the same manner as basic EPS. Accordingly, the outstanding Series A Convertible Preferred Stock is considered anti-dilutive in which 33,911,991 and 40,000,000 were issued and outstanding at December 31, 2019 and 2018, respectively. Series A Convertible Preferred Stock is convertible into common stock on a 10 for 1 basis. The outstanding stock options are considered anti-dilutive in which 19,700,000 were issued and outstanding at December 31, 2019.

The calculations of basic and diluted EPS, are as follows:

	December 31, 2019	December 31, 2018
Basic and diluted loss per common share:
Net loss	$(3,495,481)	$(1,155,286)
Basic weighted average shares outstanding	246,656,149	180,479,232
Basic and diluted loss per common share:	$(0.01)	$(0.01)